INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2024	2023

Raw materials	$650	$1,656
Finished goods	7,961	10,218

	$8,611	$11,874